1WS CREDIT INCOME FUND

AMENDED AND RESTATED MULTI-CLASS PLAN

UNDER THE INVESTMENT COMPANY ACT OF 1940

1WS Credit Income Fund (the “Fund”), under its Declaration of Trust (the “Declaration”), is authorized to issue multiple classes of shares of the Fund. This plan (the “Plan”), approved by the Board of Trustees of the Trust (the “Board”), including a majority of those Trustees who are not interested persons of the Fund as defined in the 1940 Act (the “Independent Trustees”), with respect to the Fund, documents certain of the preferences, limitations and relative rights of each class of shares of the Fund as follows.

The Plan (i) designates classes of shares of the Fund and (ii) sets forth the differences between the classes with respect to shareholder services, distribution arrangements, expense allocations and any related conversion features or exchange privileges.

The Board, including a majority of the Independent Trustees, has determined that the Plan, including the allocation of expenses, is in the best interests of the Fund and each class of shares offered by the Fund.

SECTION 1. CLASS DESIGNATIONS.

(a)       Consistent with the Declaration and this Plan, the Fund may issue Institutional Class “Class I”) and Class A-1, A-2, A-3, and ADV Shares.

(b)       Class I Shares shall be available to investors that meet such investment eligibility requirements as may be set forth in the prospectus of the Fund (the “Prospectus”) from time to time. Class I Shares shall be offered at net asset value. Class I Shares shall have no sales load. Class I Shares are not subject to ongoing distribution fees, but are subject to shareholder servicing fees charged by Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services in an amount not to exceed 0.25% of the average daily net assets attributable to Class I Shares.

(c)       Class A-1 Shares shall be available to investors that meet such investment eligibility requirements as may be set forth in the Prospectus from time to time. Class A-1 Shares shall be offered at net asset value. Class A-1 Shares may be subject to a sales load up to the amount set forth in the Prospectus. Class A-1 Shares shall be subject to distribution and shareholder servicing fees, which will be paid pursuant to a Distribution and Service Plan. Such distribution and shareholder servicing fees may be, in the aggregate, in amounts up to 0.50% per annum of the average daily net assets attributable to Class A-1 Shares to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents (unaffiliated brokers or dealers retained to assist in the distribution of shares) for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services.

(d)       Class A-2 Shares shall be available to investors that meet such investment eligibility requirements as may be set forth in the Prospectus from time to time. Class A-2 Shares shall be offered at net asset value. Class A-2 Shares may be subject to a sales load up to the amount set forth in the Prospectus. Subject to certain waiver exceptions, Class A-2 Shares purchased without a sales load will be subject to a contingent deferred sales charge (“CDSC”) equal to 1.50% of the lower of the cost or the NAV of such shares if the shares are repurchased for cash on or before the first day of the month in which the one-year anniversary of the purchase falls. Class A-2 Shares shall be subject to distribution and shareholder servicing fees, which will be paid pursuant to a Distribution and Service Plan. Such distribution and shareholder servicing fees may be, in the aggregate, in amounts up to 0.75% per annum of the average daily net assets attributable to Class A-2 Shares to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents (unaffiliated brokers or dealers retained to assist in the distribution of shares) for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services.

(e)       Class A-3 Shares shall be available to investors that meet such investment eligibility requirements as may be set forth in the Prospectus from time to time. Class A-3 Shares shall be offered at net asset value. Class A-3 Shares may be subject to a sales load up to the amount set forth in the Prospectus. Class A-3 Shares shall be subject to distribution and shareholder servicing fees, which will be paid pursuant to a Distribution and Service Plan. Such distribution and shareholder servicing fees may be, in the aggregate, in amounts up to 1.00% per annum of the average daily net assets attributable to Class A-3 Shares to (i) compensate the Distributor for services it provides under the Distribution Agreement and/or Selling Agents (unaffiliated brokers or dealers retained to assist in the distribution of shares) for selling shares of the Fund and providing, or arranging for the provision of, ongoing distribution services and/or marketing services to the Fund and (ii) compensate Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services.

(e)       Class ADV Shares shall be available to investors that meet such investment eligibility requirements as may be set forth in the Prospectus from time to time. Class ADV Shares shall have no sales load. Class ADV Shares are not subject to ongoing distribution fees, but are subject to shareholder servicing fees charged by Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services in an amount not to exceed 0.25% of the average daily net assets attributable to Class ADV Shares.

(f)       For any class of shares of the Fund, under no circumstances shall shareholder servicing fees charged by Selling Agents or other intermediaries for providing, or arranging for the provision of, shareholder/investor, “sub-transfer” agency or account maintenance services exceed 0.25% of the average daily net assets attributable to such class.

SECTION 2. VOTING.

Each class of shares of the Fund shall have the voting rights set out in the Declaration and the By-Laws of the Trust, as they may be amended from time to time.

Each class of shares shall have (a) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangements; (b) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class; and (c) in all other respects, the same rights and obligation as the other class.

SECTION 3. OTHER EXPENSES.

The following “Class Expenses” may be allocated on a class-by-class basis: (i) distribution fees (as described in Section 1 above); (ii) investor and account servicing or “sub-transfer agency” and other record keeping costs; (iii) Securities and Exchange Commission and blue sky registration or qualification fees; (iv) Printing and postage expenses related to printing, preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a particular class or to regulatory authorities with respect to such class; (v) Audit or accounting fees or expenses relating solely to such class;(vi) the expenses of administrative personnel and services as required to support the shareholders of such class; (vii) litigation and other legal expenses relating solely to a specific Class; and (viii) any other fees and expenses of administration that are identified and approved by the Board as being attributable to a specific Class.

All expenses not now or hereafter designated as Class Expenses (“Fund Expenses”) will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

SECTION 4. OTHER ALLOCATIONS AND WAIVERS/REIMBURSEMENTS.

(a) ALLOCATION OF PORTFOLIO EXPENSES. Income, realized and unrealized capital gains and losses, and expenses, other than expenses allocated to a particular class of a Fund, as described in Section 3 above, shall be allocated to each class of shares of the respective Fund based on the net asset value of that class in relation to the net asset value of the respective Fund, or on such other basis as the Board may, in its discretion, consider fair and equitable to each class of shares.

(b) WAIVERS AND REIMBURSEMENTS. Nothing in this Plan shall be construed as limiting the ability of any person to waive any fee paid by a Fund or any class of shares of a Fund to that person or to reimburse any or all expenses of a Fund or any class of shares of a Fund. However, waivers and reimbursements shall not be made in a manner that can be deemed to result in a “preferential dividend” for federal tax purposes.

SECTION 5. EXCHANGES. Class I, A-1, A-2, A-3 and ADV Shares may not be exchanged for shares of any other class or series.

SECTION 6. AMENDMENTS TO THE PLAN

The Plan may not be materially amended to change its provisions unless a majority of the Trustees of the Fund, including a majority of the Independent Trustees, shall find that the Plan, as proposed and including the expense allocations, is in the best interest of each Class individually and the Fund as a whole.

Adopted on: October 29, 2021

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